UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	March 31, 2011

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 98.2%		
CONSUMER DISCRETIONARY 15.4%		
Automobiles 1.3%		
General Motors (1)	14,500	450
		450
Hotels, Restaurants & Leisure 4.9%		
Carnival	17,790	683
Marriott, Class A	4,498	160
McDonald's	10,650	810
		1,653
Internet & Catalog Retail 1.0%		
Amazon.com (1)	1,790	322
		322
Leisure Equipment & Products 1.0%		
Mattel	14,100	352
		352
Media 6.6%		
Omnicom	16,930	830
Time Warner	23,160	827
Time Warner Cable, Class A	8,060	575
		2,232
Multiline Retail 0.6%		
Kohl's	3,800	202
		202
Total Consumer Discretionary		5,211

Range Resources	3,700	216
		3,534
Total Energy		3,870
FINANCIALS 13.1%		
Capital Markets 2.7%		
Charles Schwab	18,800	339
Invesco	22,030	563
		902
Commercial Banks 2.5%		
Wells Fargo	26,640	844
		844
Diversified Financial Services 4.8%		
CME Group	1,380	416
JPMorgan Chase	19,360	892
NYSE Euronext	8,920	314
		1,622
Insurance 3.1%		
Aon	10,750	570
MetLife	11,050	494
		1,064
Total Financials		4,432
HEALTH CARE 8.1%		
Health Care Equipment & Supplies 1.9%		
Covidien	12,465	647
		647
Health Care Providers & Services 2.7%		
Express Scripts (1)	6,790	378

Machinery 2.4%		
Danaher	15,390	799
		799
Total Industrials & Business Services		5,693
INFORMATION TECHNOLOGY 19.0%		
Communications Equipment 2.1%		
Qualcomm	13,110	719
		719
Computers & Peripherals 4.7%		
Apple (1)	2,240	780
Hewlett-Packard	19,600	803
		1,583
Internet Software & Services 3.0%		
Google, Class A (1)	1,702	998
		998
IT Services 5.7%		
Accenture, Class A	5,805	319
IBM	8,170	1,333
MasterCard, Class A	1,165	293
		1,945
Semiconductor & Semiconductor Equipment 1.7%		
Applied Materials	37,440	585
		585
Software 1.8%		
Microsoft	23,800	603
		603
Total Information Technology		6,433

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. On March 31, 2011, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2011, the cost of investments for federal income tax purposes was $29,002,000. Net unrealized gain aggregated $4,826,000 at period-end, of which $4,965,000 related to appreciated investments and $139,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 19, 2011